Major Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Receivable balance	$ 25,461				$ 33,560					$ 25,461	$ 33,560
Revenue	62,684	69,501	65,613	74,467	86,288	[1]	93,575	89,998	81,882	272,265	351,743	367,221
NRG Energy, Inc. (fka GenOn Energy, Inc.) [Member]
Revenue, Major Customer [Line Items]
Receivable balance	3,046				3,158					3,046	3,158	3,254
Revenue										55,246	53,661	56,000
American Electric Power Company, Inc. [Member]
Revenue, Major Customer [Line Items]
Receivable balance	1,434				3,450					1,434	3,450	3,556
Revenue										30,070	36,308	43,840
Indiana Harbor Coke Company, L.P. [Member]
Revenue, Major Customer [Line Items]
Receivable balance					6,597						6,597	4,259
Revenue											40,133	39,767
Blackstone Resources, Inc. [Member]
Revenue, Major Customer [Line Items]
Receivable balance												3,553
Revenue												23,104
PPL Corporation [Member]
Revenue, Major Customer [Line Items]
Receivable balance					2,760						2,760	3,038
Revenue											$ 37,364	$ 46,672

[1]	Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details